SUBSEQUENT EVENTS (Details Narrative) - USD ($)						6 Months Ended
	Aug. 31, 2022	Aug. 29, 2022	Aug. 25, 2022	Aug. 18, 2022	Jul. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 19, 2022	Jun. 16, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from Warrant Exercises						$ 300,000
Bank loan						980,452				$ 980,452
Subsequent Event [Member]
Subsequent Event [Line Items]
Bank loan								$ 980,452
L1 Capital Global Opportunities Master Fund Ltd [Member]
Subsequent Event [Line Items]
Conversion of principal amount						$ 9,600,000
Share price									$ 6.00
L1 Capital Global Opportunities Master Fund Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of principal amount				$ 300,000
Share price				$ 6
Warrants exercised shares		90,000		185,000
Share price		$ 6.00		$ 6.00
Proceeds from Warrant Exercises		$ 540,000		$ 1,110,000
H.C. Wainwright & Co., LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate gross offering price					$ 20,000,000
H.C. Wainwright & Co., LLC [Member] | Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Sale of stock, shares			177,763
Sale of stock price			$ 10.7407
Net proceeds from common stock	$ 1,801,193
H.C. Wainwright & Co., LLC [Member] | Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Sale of stock, shares			280,612
Sale of stock price			$ 10.1090
Net proceeds from common stock	$ 2,750,449